Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)

Income tax expense for the years ended December 31 is as follows:

	2019	2018	2017

Current tax expense (benefit)	$(36)	$80	$481
Deferred tax expense (benefit)	34	(262)	193
Adjustment of deferred tax assets and liabilities for enacted rate change	—	—	49

Total income tax expense (benefit)	$(2)	$(182)	$723

Schedule of effective income tax rate reconciliation

Income tax expense differs from the amount computed by applying the U.S. federal corporate income tax rate of 21% for 2019 and 2018 and 35% in 2017 to income before income taxes due to the items listed in the following reconciliation:

	2019		2018		2017
	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at
federal corporate tax rate	$283	21.0%	$132	21.0%	$981	35.0%
Income tax expense (benefit)
related to prior years	(159)	(11.8)	(240)	(38.2)	(221)	(7.8)
Dividends-received deduction	(87)	(6.5)	(59)	(9.4)	(83)	(3.0)
Foreign tax credit	(40)	(3.0)	(14)	(2.2)	—	—
Adjustment of deferred tax assets and liabilities for enacted rate change	—	—	—	—	49	1.7
Other	1	0.1	(1)	(0.2)	(3)	(0.1)

Total income tax expense (benefit)	$(2)	-0.2%	$(182)	-29.0%	$723	25.8%

Schedule of deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities at December 31, 2019 and 2018 are as follows:

	2019	2018

Deferred tax assets
Tax reserves method change	$7	$11
Unrealized investment losses	—	61
Accrued expenses	140	293
Deferred policy acquisition costs	479	380
Other	12	—

Gross deferred tax assets	638	745

Deferred tax liabilities
Investments	344	354
Deferred reinsurance expense	13	16
Unrealized investment gains	275	—

Gross deferred tax liabilities	632	370

Net deferred tax asset	$6	$375